Schedule of Compensable Losses (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	€ 1,227,114
Addition in	2,118,774
Offsettable losses ending	3,345,888
2016 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	8,971
Addition in
Offsettable losses ending	8,971
2017 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	113,373
Addition in
Offsettable losses ending	113,373
2018 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	138,599
Addition in
Offsettable losses ending	138,599
2019 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	173,454
Addition in
Offsettable losses ending	173,454
2020 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	402,425
Addition in
Offsettable losses ending	402,425
2022 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning	390,292
Addition in
Offsettable losses ending	390,292
2023 [member]
IfrsStatementLineItems [Line Items]
Offsettable losses beginning
Addition in	2,118,774
Offsettable losses ending	€ 2,118,774